REVENUE, CONTRACT ASSETS AND CONTRACT LIABILITIES (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Deferred revenue current	$ 2.4		$ 2.4
Cost of goods sold	$ 0.1	$ 0.1	$ 0.2	$ 0.1	$ 0.1	$ 0.1